-----------------------------------
                                                        OMB APPROVAL
                                            -----------------------------------
                                              OMB Number:           3235-0006
                                              Expires:      December 31, 2006
                                              Estimated average burden
                                              hours per response..........22.8
                                            -----------------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                                --------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Anchorage Advisors, LLC
Address:          610 Broadway, 6th Floor
                  New York, New York 10012

Form 13F File Number:      028-11711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin M. Ulrich
Title:            Managing Member of Anchorage Advisors Management, LLC
Phone:            212-432-4600

Signature, Place, and Date of Signing:

/s/ Kevin M. Ulrich         NEW YORK, NEW YORK            MAY 10, 2006
--------------------       ---------------------        ---------------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                             -------------

Form 13F Information Table Entry Total:                            13
                                                             -------------

Form 13F Information Table Value Total:                         $210,869
                                                             -------------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

             NONE

                                                        Anchorage Advisors, LLC
                                                      Form 13F Information Table
                                                     Quarter ended March 31, 2006

                                                                                INVESTMENT DISCRETION       VOTING AUTHORITY
                                             Fair Market
                                                Value    Shares or                Shared  Shared Other
                          Title of   Cusip       (in     Principal SH/  Put  Sole Defined Other  Managers Sole  Shared    None
Issuer                     Class     Number   thousands)  Amount   PRN  Call
---------------------------------------------------------------------------------------------------------------------------------
ATHEROGENICS INC            COM    047439104   $3,917     240,000   SH         X                            X
---------------------------------------------------------------------------------------------------------------------------------
ATP OIL & GAS CORP.         COM    00208J108   $61,993   1,411,815  SH         X                            X
---------------------------------------------------------------------------------------------------------------------------------
DESIGN WITHIN REACH INC.    COM    250557105   $2,958     519,935   SH         X                            X
---------------------------------------------------------------------------------------------------------------------------------
FORDING CANADIAN COAL       TR
TRUST                       UNIT   3345425102   $303       8,000    SH         X                            X
---------------------------------------------------------------------------------------------------------------------------------
K-SWISS INC                 CL A   482686102   $4,521     150,000   SH         X                            X
---------------------------------------------------------------------------------------------------------------------------------
NYSE GROUP INC.             COM    62949W103   $11,888    150,000   SH         X                            X
---------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD.             COM    G73018106   $4,459    1,363,636  SH         X                            X
---------------------------------------------------------------------------------------------------------------------------------
REDENVELOPE, INC.           COM    75733R601   $1,449     143,500   SH         X                            X
---------------------------------------------------------------------------------------------------------------------------------
TERRA INDS. INC.            COM    880915103   $55,954   7,936,700  SH         X                            X
---------------------------------------------------------------------------------------------------------------------------------
TRUMP ENTERTAINMENT
RESORTS INC.                COM    89816T103   $7,223     390,000   SH         X                            X
---------------------------------------------------------------------------------------------------------------------------------
USEC INC.                   COM    90333E108   $36,759   3,050,530  SH         X                            X
---------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMPANIES INC.     COM    969457100   $19,445    909,061   SH         X                            X
---------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                       $210,869
(in thousands)
